Leases (Details) - Schedule of group’s lease liabilities are guaranteed by the lessor’s title to the leased assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Group'S Lease Liabilities are Guaranteed by the Lessor STitle to the Leased Assets [Abstract]
Non-current		$ 25,139	$ 21,894
Current		9,053	9,853
Total	[1]	$ 34,192	$ 31,747

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receivables, net.